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                          MFS(R)/SUN LIFE SERIES TRUST

                         EMERGING MARKETS EQUITY SERIES

                        SUPPLEMENT TO CURRENT PROSPECTUS

EFFECTIVE IMMEDIATELY, THE EXPENSE TABLE IN SECTION II "EXPENSE SUMMARY" IS HEREBY RESTATED WITH RESPECT ONLY TO THE EMERGING MARKETS EQUITY SERIES AS
FOLLOWS:

                                 INITIAL CLASS

                         ANNUAL FUND OPERATING EXPENSES
              (expenses that are deducted from a series' assets)

                                                         EMERGING MARKETS
                                                           EQUITY SERIES
     Management Fee                                            1.05%
     Other Expenses(1)                                         0.45%
     Total Annual Fund Operating Expenses(1)                   1.50%

                                 SERVICE CLASS

                         ANNUAL FUND OPERATING EXPENSES
              (expenses that are deducted from a series' assets)

                                                         EMERGING MARKETS
                                                           EQUITY SERIES
     Management Fee                                            1.05%
     Distribution (12b-1) Fees(3)                              0.25%
     Other Expenses(1)                                         0.45%
     Total Annual Fund Operating Expenses(1)                   1.75%

(1) Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend disbursing agent and may have entered into or may enter into brokerage arrangements that reduce or recapture series' expenses. Any such fee reductions are not reflected in the table. Had these expense reductions been taken into account, "Total Annual Series Operating Expenses" would be lower.

(3) Each series has a distribution plan for service class shares under Rule 12b-1 that permits it to pay marketing and other fees to support the sale and distribution of service class shares and the services provided by financial intermediaries (these fees are referred to as distribution fees).

EFFECTIVE IMMEDIATELY, THE "EXAMPLE OF EXPENSES" UNDER SECTION II "EXPENSE SUMMARY" IS HEREBY RESTATED WITH RESPECT ONLY TO THE EMERGING MARKETS EQUITY SERIES AS FOLLOWS:

    --------------------------------------------------------------------
                                               PERIOD
    --------------------------------------------------------------------
    SERIES                      YEAR 1     YEAR 3     YEAR 5     YEAR 10
    --------------------------------------------------------------------
    Emerging Markets Equity
    Series
    --------------------------------------------------------------------
          Initial Class          $153       $474       $818       $1,791
    --------------------------------------------------------------------
          Service Class          $178       $551       $949       $2,062
    --------------------------------------------------------------------

               THE DATE OF THIS SUPPLEMENT IS DECEMBER 30, 2005.